Debt (Detail Textuals) - USD ($)	12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014
Debt Instrument [Line Items]
Term of loans	7-10 years
Monthly payments of principal and interest	$ 62,654
Interest expense	$ 287,280	$ 276,496
Laboratory equipment
Debt Instrument [Line Items]
Term of loans	1-5 years
Monthly payments of principal and interest	$ 26,539
Laboratory equipment | Maximum
Debt Instrument [Line Items]
Interest rate	18.00%
Laboratory equipment | Minimum
Debt Instrument [Line Items]
Interest rate	11.00%
CEO
Debt Instrument [Line Items]
Certificate of deposit	$ 200,000
Prime rate
Debt Instrument [Line Items]
Interest rate	2.75%